LONG-TERM LOANS AND CREDIT LINES (Schedule of fair value and carrying Amount of long-term debt) (Details) - Line of Credit [Member] - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Citi Bank Loan [Member]
Debt Instrument [Line Items]
Fair value	$ 4,486	$ 4,876
Carrying Amount	4,412	4,856
Bank Leumi Loan [Member]
Debt Instrument [Line Items]
Fair value	2,473	2,834
Carrying Amount	$ 2,447	$ 2,834